UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments.

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.2%
	CONSUMER DISCRETIONARY – 18.4%
750,000	Bright Horizons Family Solutions, Inc.*	$47,527,500
1,100,000	Burlington Stores, Inc.*	61,666,000
2,185,000	ClubCorp Holdings, Inc.	28,994,950
500,000	Core-Mark Holding Co., Inc.	36,815,000
2,585,000	La Quinta Holdings, Inc.*	28,073,100
750,000	LKQ Corp.*	20,700,000
705,000	Monro Muffler Brake, Inc.	48,200,850
650,000	Pool Corp.	52,175,500
1,400,000	Texas Roadhouse, Inc.	58,394,000
		382,546,900
	CONSUMER STAPLES – 1.1%
740,000	United Natural Foods, Inc.*	22,836,400

	ENERGY – 1.6%
345,000	PDC Energy, Inc.*	17,287,950
625,000	RSP Permian, Inc.*	14,943,750
		32,231,700
	FINANCIALS – 4.6%
1,430,000	BankUnited, Inc.	45,931,600
1,165,000	PRA Group, Inc.*	28,426,000
765,000	Stifel Financial Corp.*	22,154,400
		96,512,000
	HEALTH CARE – 24.7%
500,000	ABIOMED, Inc.*	40,005,000
900,000	Acadia Healthcare Co., Inc.*	49,869,000
1,000,000	Acceleron Pharma, Inc.*	25,340,000
815,000	Aduro Biotech, Inc.*	11,866,400
1,300,000	Akorn, Inc.*	34,567,000
575,000	DBV Technologies S.A. - ADR*1	14,461,250
2,355,000	Depomed, Inc.*	35,984,400
1,910,000	Globus Medical, Inc. - Class A*	46,413,000
660,000	Ligand Pharmaceuticals, Inc.*	60,904,800
375,000	Nevro Corp.*	21,600,000
1,740,000	Omnicell, Inc.*	47,623,800
515,000	Pacira Pharmaceuticals, Inc.*	26,785,150
260,000	Prothena Corp. PLC*1	8,278,400
450,000	Sage Therapeutics, Inc.*	13,230,000
410,000	Sirona Dental Systems, Inc.*	45,343,389
2,075,000	Spectranetics Corp.*	29,423,500
		511,695,089
	INDUSTRIALS – 15.4%
725,000	A.O. Smith Corp.	51,025,500
1,225,000	Beacon Roofing Supply, Inc.*	44,222,500
1,590,000	KEYW Holding Corp.*	9,905,700

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
770,000	Middleby Corp.*	$71,302,000
155,000	Power Solutions International, Inc.*	1,550,000
1,315,000	Roadrunner Transportation Systems, Inc.*	15,332,900
910,000	Waste Connections, Inc.	56,119,700
550,000	Watsco, Inc.	70,152,500
		319,610,800
	TECHNOLOGY – 28.4%
225,000	ANSYS, Inc.*	18,679,500
585,000	Ellie Mae, Inc.*	49,216,050
1,060,000	EPAM Systems, Inc.*	72,482,800
1,330,000	FireEye, Inc.*	22,530,200
450,000	Fleetmatics Group PLC*1	16,249,500
1,750,000	Fortinet, Inc.*	49,700,000
1,150,000	Hortonworks, Inc.*	13,282,500
900,000	MAXIMUS, Inc.	44,253,000
1,700,000	Nimble Storage, Inc.*	12,308,000
410,000	Proofpoint, Inc.*	19,204,400
815,000	Qlik Technologies, Inc.*	18,924,300
2,950,000	Rambus, Inc.*	38,438,500
2,300,000	Seachange International, Inc.*2	13,271,000
860,000	Silicon Laboratories, Inc.*	35,475,000
1,175,000	Solera Holdings, Inc.	65,447,500
1,625,000	Synchronoss Technologies, Inc.*	45,516,250
1,010,000	Virtusa Corp.*	35,754,000
275,000	WEX, Inc.*	17,957,500
		588,690,000
	TOTAL COMMON STOCKS (Cost $1,790,691,699)	1,954,122,889

	MUTUAL FUNDS – 1.1%
2,500,000	Oak Ridge International Small Cap Fund - Class I*	24,275,000

	TOTAL MUTUAL FUNDS (Cost $25,000,000)	24,275,000

	SHORT-TERM INVESTMENTS – 4.8%
98,949,305	Fidelity Institutional Government Portfolio, 0.20%[3]	98,949,305

	TOTAL SHORT-TERM INVESTMENTS (Cost $98,949,305)	98,949,305

	TOTAL INVESTMENTS – 100.1% (Cost $1,914,641,004)	2,077,347,194
	Liabilities in Excess of Other Assets – (0.1)%	(2,328,490)

	TOTAL NET ASSETS – 100.0%	$2,075,018,704

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.1%
	AUSTRALIA – 2.5%
7,684	Cochlear Ltd.	$562,082
8,548	Sandfire Resources NL	34,714
22,500	St. Barbara Ltd.*	30,111
		626,907
	AUSTRIA – 0.7%
4,894	Oesterreichische Post A.G.	176,178

	BELGIUM – 0.9%
34,108	AGFA-Gevaert N.V.*	125,827
1,002	Cie d'Entreprises CFE	96,178
		222,005
	BERMUDA – 0.7%
19,475	Frontline Ltd.	178,246

	CHINA – 5.2%
52,000	Anhui Expressway Co., Ltd. - Class H	40,180
202,000	Beijing Capital International Airport Co., Ltd. - Class H	175,819
312,000	China Foods Ltd.*	111,914
72,000	China Southern Airlines Co., Ltd. - Class H	40,360
374,000	Dongfeng Motor Group Co., Ltd. - Class H	436,119
188,000	Far East Consortium International Ltd.	53,175
144,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H*	61,095
157,500	SmarTone Telecommunications Holdings Ltd.	259,189
78,000	Texwinca Holdings Ltd.	74,208
31,000	TravelSky Technology Ltd. - Class H	46,711
		1,298,770
	DENMARK – 0.6%
2,569	NKT Holding A/S	137,837

	FINLAND – 0.4%
26,826	Sponda OYJ	109,382

	FRANCE – 1.2%
33,498	Derichebourg S.A.	96,172
2,490	Nexans S.A.*	100,228
3,509	Saft Groupe S.A.	101,086
		297,486
	GERMANY – 10.0%
7,248	Aareal Bank A.G.	216,171
31,077	ADVA Optical Networking S.E.*	323,617
35,332	Deutz A.G.	118,811
5,703	Krones A.G.	614,227
3,228	Pfeiffer Vacuum Technology A.G.	291,124

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	GERMANY (Continued)
4,784	Software A.G.	$169,485
13,267	Stroeer S.E.	767,413
		2,500,848
	GIBRALTAR – 0.6%
57,344	888 Holdings PLC	141,664

	ITALY – 4.9%
23,867	A2A S.p.A.	27,445
10,600	Biesse S.p.A.	147,145
18,109	Brembo S.p.A.	749,420
4,172	DiaSorin S.p.A.	220,764
20,167	Unipol Gruppo Finanziario S.p.A.	74,858
		1,219,632
	JAPAN – 33.6%
27,400	Adastria Co., Ltd.	711,518
5,500	BML, Inc.	205,113
18,200	Coca-Cola West Co., Ltd.	407,565
9,900	Doutor Nichires Holdings Co., Ltd.	155,759
87,300	FIDEA Holdings Co., Ltd.	136,267
9,800	Foster Electric Co., Ltd.	185,996
36,000	Fujitsu General Ltd.	491,366
15,300	Geo Holdings Corp.	228,913
21,300	Happinet Corp.	174,359
36,900	Hitachi Construction Machinery Co., Ltd.	513,468
28,000	J-Oil Mills, Inc.	82,196
23,800	JVC Kenwood Corp.	63,956
9,100	Kaga Electronics Co., Ltd.	107,097
14,800	Kanamoto Co., Ltd.	315,544
22,000	Lion Corp.	232,770
28,000	Marudai Food Co., Ltd.	102,807
6,900	Matsumotokiyoshi Holdings Co., Ltd.	307,809
1,900	Miraca Holdings, Inc.	81,894
54,800	NET One Systems Co., Ltd.	292,092
28,000	Nippon Chemi-Con Corp.	37,994
17,100	Nishimatsuya Chain Co., Ltd.	149,533
44,000	Nisshin Oillio Group Ltd.	176,382
7,200	Nitto Kogyo Corp.	118,005
120,000	OKUMA Corp.	855,661
4,800	Right On Co., Ltd.	65,601
97,500	Round One Corp.	624,318
49,000	Sanyo Shokai Ltd.	103,428
3,600	Sega Sammy Holdings, Inc.	38,122
15,000	Shinko Shoji Co., Ltd.	140,881
17,000	Shinmaywa Industries Ltd.	120,615
30,000	Takuma Co., Ltd.	262,605

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
6,200	Tamron Co., Ltd.	$96,226
21,500	Tatsuta Electric Wire and Cable Co., Ltd.	63,496
6,000	Toei Co., Ltd.	46,934
6,000	Tokyo Dome Corp.	27,032
12,000	Toppan Forms Co., Ltd.	140,694
14,000	Toshiba TEC Corp.	43,830
2,800	United Arrows Ltd.	129,130
4,800	Warabeya Nichiyo Co., Ltd.	100,423
9,900	Yamazen Corp.	78,670
7,500	Yuasa Trading Co., Ltd.	164,959
		8,381,028
	NETHERLANDS – 2.7%
11,395	BE Semiconductor Industries N.V.	289,152
21,006	USG People N.V.	393,862
		683,014
	NORWAY – 0.2%
2,375	Salmar A.S.A.	49,124

	SINGAPORE – 1.7%
149,200	SATS Ltd.	417,038

	SPAIN – 6.0%
11,066	Almirall S.A.	187,684
17,183	Ebro Foods S.A.	352,558
74,541	Mediaset Espana Comunicacion S.A.	807,041
34,673	NH Hotel Group S.A.*	155,410
		1,502,693
	SWEDEN – 4.4%
24,978	Axfood A.B.	420,097
7,740	Clas Ohlson A.B. - B Shares	127,691
9,555	Intrum Justitia A.B.	293,171
36,523	Klovern A.B. - A Shares	37,325
24,692	Mycronic A.B.	207,644
		1,085,928
	SWITZERLAND – 7.2%
948	Georg Fischer A.G.	647,032
6,109	Kardex A.G.*	412,977
135	Komax Holding A.G.	29,096
43,718	Logitech International S.A.	678,647
154	Mobimo Holding A.G. *	34,039
		1,801,791
	UNITED KINGDOM – 13.6%
10,312	ASOS PLC*	421,665

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
50,982	Debenhams PLC	$56,765
4,146	Dignity PLC	145,009
31,057	Domino's Pizza Group PLC	452,563
9,890	Go-Ahead Group PLC	355,132
24,417	Greggs PLC	351,727
6,610	Inchcape PLC	67,986
12,376	JD Sports Fashion PLC	197,396
6,512	PayPoint PLC	67,748
174,488	QinetiQ Group PLC	565,841
1,744	SuperGroup PLC	32,113
18,784	WH Smith PLC	472,411
11,297	WS Atkins PLC	201,569
		3,387,925
	TOTAL COMMON STOCKS (Cost $24,397,434)	24,217,496

	SHORT-TERM INVESTMENTS – 3.0%
753,356	Fidelity Institutional Government Portfolio, 0.20%[1]	753,356

	TOTAL SHORT-TERM INVESTMENTS (Cost $753,356)	753,356

	TOTAL INVESTMENTS – 100.1% (Cost $25,150,790)	24,970,852
	Liabilities in Excess of Other Assets – (0.1)%	(20,486)

	TOTAL NET ASSETS – 100.0%	$24,950,366

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.3%
	COMMUNICATIONS – 4.6%
660	Discovery Communications, Inc. - Class A*	$16,500
50	FairPoint Communications, Inc.*	751
200	General Communication, Inc. - Class A*	3,818
40	Sohu.com, Inc.*	1,739
710	Vonage Holdings Corp.*	3,813
90	XO Group, Inc.*	1,285
		27,906
	CONSUMER DISCRETIONARY – 23.3%
490	American Axle & Manufacturing Holdings, Inc.*	7,164
310	AMN Healthcare Services, Inc.*	8,813
220	ARC Document Solutions, Inc.*	770
40	Barrett Business Services, Inc.	1,398
380	Cooper Tire & Rubber Co.	14,934
1,150	Denny's Corp.*	11,879
690	Ennis, Inc.	13,621
510	Express, Inc.*	8,787
20	Flexsteel Industries, Inc.	817
40	G-III Apparel Group Ltd.*	2,110
220	GNC Holdings, Inc. - Class A	6,266
750	Herman Miller, Inc.	19,567
140	Isle of Capri Casinos, Inc.*	1,589
110	Movado Group, Inc.	3,213
330	Nautilus, Inc.*	5,574
350	Ruth's Hospitality Group, Inc.	6,150
250	Steelcase, Inc. - Class A	3,123
40	Tech Data Corp.*	2,816
310	Tenneco, Inc.*	14,111
120	Tower International, Inc.	2,575
270	TrueBlue, Inc.*	6,196
		141,473
	CONSUMER STAPLES – 3.5%
50	Cal-Maine Foods, Inc.	2,669
150	Central Garden & Pet Co. - Class A*	2,030
190	Ingles Markets, Inc. - Class A	6,409
200	SpartanNash Co.	5,490
930	SUPERVALU, Inc.*	4,752
		21,350
	ENERGY – 0.8%
70	CVR Energy, Inc.	1,656
120	Western Refining, Inc.	3,200
		4,856
	FINANCIALS – 17.6%
220	Agree Realty Corp. - REIT	8,151

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
535	American Equity Investment Life Holding Co.	$7,276
480	ARMOUR Residential REIT, Inc. - REIT	9,240
100	BofI Holding, Inc.*	1,853
20	Equity LifeStyle Properties, Inc. - REIT	1,403
1,000	Essent Group Ltd.*1	19,250
40	Federated National Holding Co.	956
610	Flagstar Bancorp, Inc.*	11,712
90	HCI Group, Inc.	3,163
210	Heritage Insurance Holdings, Inc.	4,099
290	Lamar Advertising Co. - Class A - REIT	16,568
190	Sovran Self Storage, Inc. - REIT	20,223
140	Universal Insurance Holdings, Inc.	2,733
		106,627
	HEALTH CARE – 8.8%
300	Bruker Corp.*	7,794
130	Cambrex Corp.*	5,014
130	Exactech, Inc.*	2,424
40	INC Research Holdings, Inc. - Class A*	1,587
60	LHC Group, Inc.*	2,138
60	Masimo Corp.*	2,270
60	Merit Medical Systems, Inc.*	1,129
240	Natus Medical, Inc.*	8,717
150	Omega Protein Corp.*	3,562
170	PharMerica Corp.*	3,929
30	Repligen Corp.*	772
260	SciClone Pharmaceuticals, Inc.*	2,579
40	Triple-S Management Corp. - Class B*1	1,049
30	United Therapeutics Corp.*	3,658
30	USANA Health Sciences, Inc.*	3,382
70	VCA, Inc.*	3,572
		53,576
	INDUSTRIALS – 11.9%
190	Aegion Corp.*	3,441
60	ArcBest Corp.	1,174
80	Astronics Corp.*	2,545
12	Astronics Corp. - Class B*	372
710	Federal Signal Corp.	8,421
40	FreightCar America, Inc.	595
200	HEICO Corp.	11,502
60	Matson, Inc.	2,405
210	Meritor, Inc.*	1,560
450	MYR Group, Inc.*	10,093
300	Smith & Wesson Holding Corp.*	7,608
20	Stamps.com, Inc.*	2,371

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
120	Sturm Ruger & Co., Inc.	$8,437
50	Swift Transportation Co.*	852
200	Trinity Industries, Inc.	3,168
670	Wabash National Corp.*	7,859
		72,403
	MATERIALS – 1.0%
90	Innospec, Inc.	3,906
230	ZAGG, Inc.*	2,397
		6,303
	TECHNOLOGY – 23.8%
110	Brocade Communications Systems, Inc.	1,092
160	Calix, Inc.*	1,112
620	Ciena Corp.*	12,710
165	Cirrus Logic, Inc.*	5,813
350	CSG Systems International, Inc.	13,286
300	DSP Group, Inc.*	2,589
460	Extreme Networks, Inc.*	1,297
960	Ixia*	10,954
70	j2 Global, Inc.	5,116
840	Jabil Circuit, Inc.	17,514
40	Leidos Holdings, Inc.	1,729
170	MaxLinear, Inc. - Class A*	2,735
200	Mentor Graphics Corp.	3,820
190	NeoPhotonics Corp.*	2,082
210	NETGEAR, Inc.*	8,297
360	NeuStar, Inc. - Class A*	8,953
730	ON Semiconductor Corp.*	6,125
760	Photronics, Inc.*	7,729
1,140	Quality Systems, Inc.	17,727
450	Sigma Designs, Inc.*	3,096
180	Teradata Corp.*	4,491
330	Web.com Group, Inc.*	5,990
		144,257
	TOTAL COMMON STOCKS (Cost $604,859)	578,751

	SHORT-TERM INVESTMENTS – 6.1%
36,906	Fidelity Institutional Government Portfolio, 0.20%[2]	36,906

	TOTAL SHORT-TERM INVESTMENTS (Cost $36,906)	36,906

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

TOTAL INVESTMENTS – 101.4% (Cost $641,765)	615,657
Liabilities in Excess of other assets – (1.4)%	(8,391)

TOTAL NET ASSETS – 100.0%	$607,266

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.0%
	CONSUMER DISCRETIONARY – 24.3%
70	Bright Horizons Family Solutions, Inc.*	$4,436
110	Burlington Stores, Inc.*	6,166
8	Chipotle Mexican Grill, Inc.*	4,073
110	Dunkin' Brands Group, Inc.	5,124
198	Hanesbrands, Inc.	5,641
86	Lennar Corp. - Class A	3,607
132	LKQ Corp.*	3,643
27	O'Reilly Automotive, Inc.*	7,029
184	Sally Beauty Holdings, Inc.*	5,811
27	Ulta Salon Cosmetics & Fragrance, Inc.*	4,460
		49,990
	CONSUMER STAPLES – 5.3%
61	Church & Dwight Co., Inc.	5,537
38	Constellation Brands, Inc. - Class A	5,374
		10,911
	ENERGY – 1.9%
34	Diamondback Energy, Inc.*	2,423
63	Gulfport Energy Corp.*	1,512
		3,935
	FINANCIALS – 5.6%
26	Affiliated Managers Group, Inc.*	3,606
129	BankUnited, Inc.	4,143
29	Signature Bank/New York NY*	3,757
		11,506
	HEALTH CARE – 12.5%
74	Acadia Healthcare Co., Inc.*	4,100
81	Globus Medical, Inc. - Class A*	1,968
32	Incyte Corp.*	2,352
56	Ionis Pharmaceuticals, Inc.*	1,935
41	Pacira Pharmaceuticals, Inc.*	2,133
19	Perrigo Co. PLC[1]	2,399
39	Sirona Dental Systems, Inc.*	4,313
45	Teleflex, Inc.	6,427
		25,627
	INDUSTRIALS – 22.8%
97	A.O. Smith Corp.	6,827
21	Acuity Brands, Inc.	4,398
85	AMETEK, Inc.	3,945
128	Fortune Brands Home & Security, Inc.	6,428
32	Lennox International, Inc.	4,135
58	Middleby Corp.*	5,371
45	Snap-on, Inc.	6,510
70	Verisk Analytics, Inc. - Class A*	5,099

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
32	Watsco, Inc.	$4,081
		46,794
	MATERIALS – 2.4%
51	Vulcan Materials Co.	5,025

	TECHNOLOGY – 19.2%
17	Alliance Data Systems Corp.*	3,572
108	Amphenol Corp. - Class A	5,732
90	EPAM Systems, Inc.*	6,154
123	FireEye, Inc.*	2,084
110	Fortinet, Inc.*	3,124
78	Gartner, Inc.*	6,427
100	MAXIMUS, Inc.	4,917
88	Qlik Technologies, Inc.*	2,043
199	Sabre Corp.	5,403
		39,456
	TOTAL COMMON STOCKS (Cost $186,065)	193,244

	SHORT-TERM INVESTMENTS – 18.5%
38,126	Fidelity Institutional Government Portfolio, 0.20%[2]	38,126

	TOTAL SHORT-TERM INVESTMENTS (Cost $38,126)	38,126

	TOTAL INVESTMENTS – 112.5% (Cost $224,191)	231,370
	Liabilities in Excess of other assets – (12.5)%	(25,672)

	TOTAL NET ASSETS – 100.0%	$205,698

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.7%
	CONSUMER DISCRETIONARY – 23.4%
2,520	Amazon.com, Inc.*	$1,392,350
2,235	Chipotle Mexican Grill, Inc.*	1,137,973
64,705	Hanesbrands, Inc.	1,843,445
17,440	Home Depot, Inc.	2,164,653
41,505	LKQ Corp.*	1,145,538
7,280	O'Reilly Automotive, Inc.*	1,895,130
995	Priceline Group, Inc.*	1,258,884
18,160	Starbucks Corp.	1,057,094
19,240	Time Warner, Inc.	1,273,688
25,580	TJX Cos., Inc.	1,895,478
14,340	VF Corp.	933,677
		15,997,910
	CONSUMER STAPLES – 9.0%
17,440	Church & Dwight Co., Inc.	1,582,854
21,110	CVS Health Corp.	2,051,259
23,560	Mondelez International, Inc. - Class A	954,887
15,925	PepsiCo, Inc.	1,557,783
		6,146,783
	ENERGY – 1.4%
8,935	EOG Resources, Inc.	578,452
21,690	Kinder Morgan, Inc.	392,372
		970,824
	FINANCIALS – 3.6%
6,125	Intercontinental Exchange, Inc.	1,460,567
11,530	MasterCard, Inc. - Class A	1,002,188
		2,462,755
	HEALTH CARE – 19.2%
4,105	Alexion Pharmaceuticals, Inc.*	577,984
7,205	Allergan plc*1	2,090,243
2,520	Biogen, Inc.*	653,738
20,895	Cardinal Health, Inc.	1,707,121
22,265	Celgene Corp.*	2,244,980
10,950	Cerner Corp.*	559,107
25,795	Eli Lilly & Co.	1,857,240
9,870	Gilead Sciences, Inc.	861,158
11,890	Incyte Corp.*	873,915
11,815	Ionis Pharmaceuticals, Inc.*	408,326
4,540	Perrigo Co. PLC[1]	573,175
6,270	UnitedHealth Group, Inc.	746,757
		13,153,744
	INDUSTRIALS – 7.4%
32,355	AMETEK, Inc.	1,501,596
23,780	Danaher Corp.	2,122,841

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
15,562	Illinois Tool Works, Inc.	$1,466,718
		5,091,155
	MATERIALS – 2.0%
13,545	Ecolab, Inc.	1,389,040

	TECHNOLOGY – 27.7%
3,890	Alphabet, Inc. - Class A*	2,789,986
2,235	Alphabet, Inc. - Class C*	1,559,516
41,290	Apple, Inc.	3,992,330
20,895	Citrix Systems, Inc.*	1,476,232
14,265	Cognizant Technology Solutions Corp. - Class A*	812,820
15,995	Facebook, Inc. - Class A*	1,710,185
21,035	Fortinet, Inc.*	597,394
51,880	Intel Corp.	1,535,129
37,110	Microsoft Corp.	1,888,157
36,170	Visa, Inc. - Class A	2,618,346
		18,980,095
	TOTAL COMMON STOCKS (Cost $46,244,129)	64,192,306

	SHORT-TERM INVESTMENTS – 6.4%
4,419,957	Fidelity Institutional Government Portfolio, 0.20%[2]	4,419,957

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,419,957)	4,419,957

	TOTAL INVESTMENTS – 100.1% (Cost $50,664,086)	68,612,263
	Liabilities in Excess of Other Assets – (0.1)%	(73,060)

	TOTAL NET ASSETS – 100.0%	$68,539,203

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.6%
	COMMUNICATIONS – 3.6%
269	Verizon Communications, Inc.	$13,646

	CONSUMER DISCRETIONARY – 13.5%
414	General Motors Co.	12,188
144	Home Depot, Inc.	17,873
174	Time Warner, Inc.	11,519
147	VF Corp.	9,571
		51,151
	CONSUMER STAPLES – 16.6%
187	CVS Health Corp.	18,171
141	Hershey Co.	12,815
76	Kraft Heinz Co.	5,854
228	Mondelez International, Inc. - Class A	9,241
170	PepsiCo, Inc.	16,629
		62,710
	ENERGY – 7.1%
110	Chevron Corp.	9,178
143	Exxon Mobil Corp.	11,462
347	Kinder Morgan, Inc.	6,277
		26,917
	FINANCIALS – 12.4%
53	BlackRock, Inc.	16,534
154	CME Group, Inc.	14,082
286	JPMorgan Chase & Co.	16,102
		46,718
	HEALTH CARE – 17.4%
92	Amgen, Inc.	13,090
197	Cardinal Health, Inc.	16,095
161	Eli Lilly & Co.	11,592
123	Gilead Sciences, Inc.	10,732
120	UnitedHealth Group, Inc.	14,292
		65,801
	INDUSTRIALS – 8.9%
136	Boeing Co.	16,072
187	Illinois Tool Works, Inc.	17,625
		33,697
	TECHNOLOGY – 16.1%
219	Apple, Inc.	21,175
154	Automatic Data Processing, Inc.	13,042
470	Intel Corp.	13,908

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
251	Microsoft Corp.	$12,771
		60,896
	TOTAL COMMON STOCKS (Cost $333,808)	361,536

	SHORT-TERM INVESTMENTS – 10.3%
38,942	Fidelity Institutional Government Portfolio, 0.20%[1]	38,942

	TOTAL SHORT-TERM INVESTMENTS (Cost $38,942)	38,942

	TOTAL INVESTMENTS – 105.9% (Cost $372,750)	400,478
	Liabilities in Excess of other assets – (5.9)%	(22,288)

	TOTAL NET ASSETS – 100.0%	$378,190

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 29, 2016 (Unaudited)

Note 1 – Organization
Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), Oak Ridge International Small Cap Fund (“International Small Cap” or “International Small Cap Fund”), Oak Ridge Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), Oak Ridge Growth Opportunity Fund (“Growth Opportunity” or “Growth Opportunity Fund”), Oak Ridge Large Cap Growth Fund (“Large Cap Growth” or “Large Cap Growth Fund”), and Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, 2015 as of December 1, 2014.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares. Class A shares became effective December 1, 2015.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares, prior to which its only activity was the receipt of a $100 investment from principals of the Fund’s advisor and a $519,981 transfer of shares of the Fund in exchange for the net assets of an account owned by Algert Global LLC, a Delaware limited liability company (the “Account”). This exchange was nontaxable, whereby the Dynamic Small Cap Fund issued 51,998 shares for the net assets of the Account on September 30, 2015. The Account with a fair value of $505,921 (identified cost of investments transferred were $527,537) and cash were the primary assets received by the Dynamic Small Cap Fund. For financial reporting purposes, assets received and shares issued by the Dynamic Small Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Account was carried forward to align ongoing reporting of the Dynamic Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Class A shares became effective December 1, 2015.

The Growth Opportunity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The Large Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Large Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Large Cap Growth Fund’s fiscal year end was changed to May 31, 2015 as of December 1, 2014.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Large Cap Growth Fund and Small Cap Growth Fund, that are specific to individual share classes, are accrued directly to the respective share class. Transfer agent fees and expenses reported on the Statement of Operations for the Large Cap Growth Fund and the Small Cap Growth Fund include payments to third parties for performing shareholder services to their customers.

The Small Cap Growth Fund and Large Cap Growth Fund each incurred offering costs of approximately $21,700, which were amortized over a one-year period from October 17, 2014 (Plan of Reorganization).

The International Small Cap Fund and Dynamic Small Cap Fund each incurred offering costs of approximately $21,230, which are being amortized over a one-year period from September 30, 2015 (commencement of operations).

Note 3 – Federal Income Taxes
At February 29, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund	Growth Opportunity Fund
Cost of investments	$1,915,153,401	$25,150,790	$641,765	$224,191

Gross unrealized appreciation	$465,610,579	$1,231,067	$33,512	$19,410
Gross unrealized depreciation	(303,416,786)	(1,411,005)	(59,620)	(12,231)
Net unrealized appreciation/depreciation on investments	$162,193,793	$(179,938)	$(26,108)	$7,179

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

	Large Cap Growth Fund	Dividend Growth Fund
Cost of investments	$50,766,569	$372,750

Gross unrealized appreciation	$21,668,899	$53,256
Gross unrealized depreciation	(3,823,205)	(25,528)
Net unrealized appreciation on investments	$17,845,694	$27,728

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Oak Ridge Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 29, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2016, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$1,954,122,889	$-	$-	$1,954,122,889
Mutual Funds	24,275,000	-	-	24,275,000
Short-Term Investments	98,949,305	-	-	98,949,305
Total	$2,077,347,194	$-	$-	$2,077,347,194

International Small Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[2]	$24,217,496	$-	$-	$24,217,496
Short-Term Investments	753,356	-	-	753,356
Total	$24,970,852	$-	$-	$24,970,852

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$578,751	$-	$-	$578,751
Short-Term Investments	36,906	-	-	36,906
Total	$615,657	$-	$-	$615,657

Growth Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$193,244	$-	$-	$193,244
Short-Term Investments	38,126	-	-	38,126
Total	$231,370	$-	$-	$231,370

Large Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$64,192,306	$-	$-	$64,192,306
Short-Term Investments	4,419,957	-	-	4,419,957
Total	$68,612,263	$-	$-	$68,612,263

Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$361,536	$-	$-	$361,536
Short-Term Investments	38,942	-	-	38,942
Total	$400,478	$-	$-	$400,478

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/29/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/29/16

*	Print the name and title of each signing officer under his or her signature.